Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Principal Accounting Policies
Schedule of maximum exposure to loss associated with non-consolidated VIE

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Amounts due from related parties	136,028	—	—
Investments	37,183,493	83,514,067	11,996,045
Maximum exposure to loss in non-consolidated VIEs	37,319,521	83,514,067	11,996,045

Schedule of amounts of variable interest entity included in the Group's consolidated financial statements

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Cash and cash equivalents	524,988,367	356,891,990	51,264,327
Restricted cash	4,000,000	1,100,000	158,005
Short-term investments	4,723,612	—	—
Accounts receivable	1,385,145	—	—
Other receivables	9,393,606	5,803,135	833,568
Amounts due from related parties, net of allowance for doubtful accounts of RMB33,684,333 and RMB60,490,862 as of December 31, 2018 and 2019, respectively	62,802,168	22,231,830	3,193,403
Other current assets	4,144,131	6,327,517	908,891
Long-term investments	48,950,000	18,950,000	2,721,997
Investment in affiliates	46,276,520	86,468,304	12,420,395
Property and equipment, net	1,610,045	971,091	139,488
Intangible assets, net	24,460,706	22,623,254	3,249,627
Other non-current assets	1,070,978	5,755,331	826,702
Right-of-use assets	—	1,393,451	200,157
Deferred tax assets	66,400,516	4,608,063	661,907
Total assets	800,205,794	533,123,966	76,578,467

Accrued payroll and welfare expenses	37,608,320	28,055,363	4,029,901
Income tax payable	34,282,285	19,815,543	2,846,325
Other tax payable	12,123,866	(16,501,066)	(2,370,230)
Amounts due to related parties-current	11,082,834	10,963,967	1,574,875
Deferred revenue — current from related parties	100,033,490	28,056,641	4,030,084
Deferred revenue — current	5,406,737	17,211,666	2,472,301
Other current liabilities	12,882,315	13,940,969	2,002,495
Deferred revenue — non-current from related parties	20,766,792	4,774,671	685,839
Deferred revenue — non-current	1,849,843	311,651	44,766
Operating Lease Liabilities—non-current	—	642,309	92,262
Total liabilities	236,036,482	107,271,714	15,408,618

	Years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net revenues	627,016,422	415,535,786	489,006,257	70,241,354
Third party	108,640,382	57,530,741	134,686,065	19,346,443
Related party	518,376,040	358,005,045	354,320,192	50,894,911
Operating cost and expenses	405,103,864	641,467,372	457,450,538	65,708,658
Net income (loss) attributable to ordinary shareholders	224,603,316	(406,544,377)	(13,401,093)	(1,924,947)
Cash flows generated from (used in) operating activities:	174,718,889	(144,046,084)	(173,478,148)	(24,918,577)
Cash flows (used in) generated from investing activities:	(58,426,145)	(17,511,862)	2,481,771	356,484
Cash flows used in financing activities:	(16,152,503)	(200,000)	—	—

Schedule of changes in group's ownership interest

	As of December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net income (loss) attributable to ordinary shareholders	409,492,179	(387,744,018)	(164,686,075)	(23,655,674)
Transfers from the noncontrolling interest
Increase in Jupai's paid-in-capital for purchase shares of UP Capital Asset Management Ltd.	1,411,129	—	—	—
Increase in Jupai's paid-in-capital for purchase of shares of Jupeng	13,305,431	—	—	—
Net transfers from noncontrolling interest	14,716,560	—	—	—
Change from net income (loss) attributable to ordinary shareholders and transfers from noncontrolling interest	424,208,739	(387,744,018)	(164,686,075)	(23,655,674)

Schedule of estimated useful lives of property and equipment

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor vehicles	5 years

Schedule of disaggregation of revenue

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
One-time commissions	1,042,685,658	739,894,527	320,817,881	46,082,605
Related party	739,901,443	524,315,293	60,723,911	8,722,444
Third party	302,784,215	215,579,234	260,093,970	37,360,161
Recurring management fee	365,045,532	436,947,202	340,732,359	48,943,141
Related party	365,045,532	436,947,202	340,732,359	48,943,141
Third party	—	—	—	—
Recurring service fees	105,403,427	64,555,866	115,247,648	16,554,289
Related party	10,081,396	1,256,411	1,433,629	205,928
Third party	95,322,031	63,299,455	113,814,019	16,348,361
Other service fees	199,568,639	84,669,810	13,962,264	2,005,554
Related party	117,757,338	28,301,887	—	—
Third party	81,811,301	56,367,923	13,962,264	2,005,554
Total revenues	1,712,703,256	1,326,067,405	790,760,152	113,585,589

Summary of intangible assets estimated useful lives

Estimated Useful Lives in Years
Customer contracts	3.5 yeas
Internal-used software	10 years
Licenses amortized	Shorter of the legal rights or expected useful life